UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2026-CES4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Amie Davis, (212) 623-7441

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E related to fully diligenced pool (“100% AMC Diligence”)
99.2	AMC Data Compare (100% AMC Diligence)
99.3	AMC Exception Report (100% AMC Diligence)
99.4	AMC Rating Agency Grades (100% AMC Diligence)
99.5	AMC Valuation Summary (100% AMC Diligence)
99.6	AMC Form ABS Due Diligence-15E related to sampled pool 1 (“AMC Sample 1”)
99.7	AMC Data Compare (AMC Sample 1)
99.8	AMC Exception Report (AMC Sample 1)
99.9	AMC Rating Agency Grades (AMC Sample 1)
99.10	AMC Valuation Summary (AMC Sample 1)
99.11	AMC Form ABS Due Diligence-15E related to sampled pool 2 (“AMC Sample 2”)
99.12	AMC Data Compare (AMC Sample 2)
99.13	AMC Exception Report (AMC Sample 2)
99.14	AMC Rating Agency Grades (AMC Sample 2)
99.15	AMC Valuation Summary (AMC Sample 2)
99.16	AMC Form ABS Due Diligence-15E related to sampled pool 3 (“AMC Sample 3”)
99.17	AMC Data Compare (AMC Sample 3)
99.18	AMC Exception Report (AMC Sample 3)
99.19	AMC Rating Agency Grades (AMC Sample 3)
99.20	AMC Valuation Summary (AMC Sample 3)
99.21	Clayton Services LLC (“Clayton”) Due Diligence Narrative related to fully diligenced pool (“100% Clayton Diligence”)
99.22	Clayton Data Compare (100% Clayton Diligence)
99.23	Clayton Exception Report (100% Clayton Diligence)
99.24	Clayton Rating Agency Grades (100% Clayton Diligence)
99.25	Clayton Valuation Summary (100% Clayton Diligence)
99.26	Clayton Due Diligence Narrative related to sampled pool (“Clayton Sample”)
99.27	Clayton Data Compare (Clayton Sample)
99.28	Clayton Exception Report (Clayton Sample)
99.29	Clayton Rating Agency Grades (Clayton Sample)
99.30	Clayton Valuation Summary (Clayton Sample)
99.31	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Narrative related to fully diligenced pool (“100% CA Diligence”)
99.32	Consolidated Analytics Data Compare (100% CA Diligence)
99.33	Consolidated Analytics Exception Report (100% CA Diligence)
99.34	Consolidated Analytics Rating Agency Grades (100% CA Diligence)
99.35	Consolidated Analytics Valuation Summary (100% CA Diligence)
99.36	Consolidated Analytics Due Diligence Narrative related to sampled pool (“CA Sample”)
99.37	Consolidated Analytics Data Compare (CA Sample)
99.38	Consolidated Analytics Exception Report (CA Sample)
99.39	Consolidated Analytics Rating Agency Grades (CA Sample)
99.40	Consolidated Analytics Valuation Summary (CA Sample)
99.41	Digital Risk, LLC (“Digital Risk”) Due Diligence Narrative
99.42	Digital Risk Data Integrity Report
99.43	Digital Risk Exception Findings Report
99.44	Digital Risk Rating Agency Report
99.45	Digital Risk Valuation Report
99.46	Maxwell Diligence Solutions, LLC (“Maxwell”) Due Diligence Narrative
99.47	Maxwell Data Compare Report
99.48	Maxwell Exceptions Report
99.49	Maxwell Grading Report
99.50	Maxwell Valuation Report
99.51	Wipro Opus Risk Solutions, LLC (“Opus”) Due Diligence Narrative related to sampled pool (“Opus Sample”)
99.52	Opus Data Compare (Opus Sample)
99.53	Opus Exception Report (Opus Sample)
99.54	Opus Rating Agency Grades (Opus Sample)
99.55	Opus Valuation Summary (Opus Sample)
99.56	Selene Diligence LLC (“Selene”) Due Diligence Narrative
99.57	Selene Data Compare Report
99.58	Selene Standard Findings Report
99.59	Selene Rating Agency Grades Summary Report
99.60	Selene Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

j.p. morgan acceptance corporation ii
(Depositor)

Date: September 8, 2026	/s/ Michael Brown
	Name:	Michael Brown
	Title:	Chief Executive Officer (Senior Officer in charge of securitization)